Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net (Parentheticals)	Jun. 30, 2024
Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	5 years
Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	2 years